Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company has evaluated subsequent events through the issuance date of these condensed consolidated financial statements.
In November 2021, PWP OpCo agreed to provide loans to certain partners in an aggregate amount of approximately $3.3 million in order to provide such partners with liquidity to pay taxes related to partnership equity which vested in connection with the Business Combination.
On November 3, 2021, the Company’s Board of Directors declared a cash dividend of $0.07 per outstanding share of Class A common stock. This dividend will be payable on December 17, 2021 to each of the holders of Class A common stock of record as of the close of business on December 3, 2021.
Subsequent Events
The Company has evaluated subsequent events through the issuance date of these consolidated financial statements.
Subsequent to December 31, 2020, the SLP granted SLP awards to certain Partners supporting the Company’s operations with a service period of one year.
Subsequent to December 31, 2020, the Company made distributions of $6.7 million to certain ILPs and to the SLP for purposes of tax distributions in accordance with the LPA.
Subsequent to December 31, 2020, PWP Forward Acquisition Corp. I, which is sponsored by the Company, its partners, employees and other investors who have a relationship with the Company, filed a registration statement on Form S-1 in connection with the formation of a special purpose acquisition company.